Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTEREST INCOME
Interest and fees on loans	$ 58,129	$ 58,414	$ 52,151
Interest and fees on loans held for sale	120
Interest on investment securities:
Taxable	3,038	3,623	4,114
Nontaxable	688	536	597
Federal funds sold, other interest-bearing deposits, and certificates of deposit in other banks	667	1,125	699
Dividends on other investments	343	272	218
Total interest income	62,985	63,970	57,779
Interest on deposits:
Savings, interest checking and money market	1,858	5,242	5,433
Time deposit accounts $250,000 and over	1,351	2,110	1,272
Time deposits	2,641	3,026	2,132
Total interest expense on deposits	5,850	10,378	8,837
Interest on federal funds purchased and securities sold under agreements to repurchase	146	140	603
Interest on Federal Home Loan Bank advances	2,199	2,338	1,517
Interest on subordinated notes	1,527	2,376	2,229
Total interest expense on borrowings	3,872	4,854	4,349
Total interest expense	9,722	15,232	13,186
Net interest income	53,263	48,738	44,593
Provision for loan losses	5,800	1,150	1,475
Net interest income after provision for loan losses	47,463	47,588	43,118
NON-INTEREST INCOME
Gain on sale of mortgage loans, net	7,109	771	721
Other	249	218	170
Total non-interest income	14,649	8,937	9,341
Investment securities gains (losses), net	61	(40)	255
Gain on branch sale, net		2,183
NON-INTEREST EXPENSE
Salaries and employee benefits	26,151	21,597	23,104
Occupancy expense, net	3,069	3,122	2,957
Furniture and equipment expense	2,939	2,847	3,001
Processing, network, and bank card expense	3,864	3,882	3,484
Legal, examination, and professional fees	1,458	1,211	1,223
Advertising and promotion	1,095	1,256	1,233
Postage, printing, and supplies	897	871	996
Loan expense	917	625	612
Other	4,307	3,320	3,722
Total non-interest expense	44,697	38,731	40,332
Income before income taxes	17,476	19,937	12,382
Income tax expense	3,183	3,823	1,668
Net income	$ 14,293	$ 16,114	$ 10,714
Basic earnings per share (in dollars per share)	$ 2.20	$ 2.47	$ 1.64
Diluted earnings per share (in dollars per share)	$ 2.20	$ 2.47	$ 1.64
Service charges and other fees
NON-INTEREST INCOME
Income from fees	$ 2,954	$ 3,611	$ 3,736
Bank card income and fees
NON-INTEREST INCOME
Income from fees	3,201	3,061	2,754
Trust department income
NON-INTEREST INCOME
Income from fees	1,185	1,237	1,166
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees	$ (49)	$ 39	$ 794